Accounting policies (Details Narrative)	1 Months Ended		12 Months Ended
	Feb. 28, 2022 USD ($)	Feb. 28, 2022 GBP (£)	Dec. 31, 2021 USD ($) Integer	Dec. 31, 2021 GBP (£) Integer	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 GBP (£)	Apr. 30, 2022 USD ($)	Apr. 30, 2022 GBP (£)	Feb. 10, 2022 USD ($)	Feb. 10, 2022 GBP (£)	Dec. 31, 2021 GBP (£)	Dec. 31, 2018 GBP (£)
IfrsStatementLineItems [Line Items]
Retained earnings					£ 19,889,357						£ 33,465,282
Cash operating activities				£ 5,300,000
Profit (loss)				£ 13,575,925	5,457,916	£ 6,067,984
Cash and cash equivalents					£ 748,015	£ 956,495					1,566,688	£ 6,670,975
Current assets excluding convertible loan notes											3,900,000
Current liabilities excluding convertible loan notes											£ 6,800,000
Interest rate for face value of notes			5.00%								5.00%
Notes and debentures issued			$ 8,768,904								£ 6,383,659
Loans payable in default			17,700,000								£ 13,100,000
Cash receipts from repayment of advances and loans made to other parties, classified as investing activities | $			$ 8,800,000
Number of operating segments | Integer			1	1
Percentage for income tax losses for cash rebate			33.35%								33.35%
License useful life			Software is amortized, on a straight-line basis, over the life of the relevant license (3 to 4 years).	Software is amortized, on a straight-line basis, over the life of the relevant license (3 to 4 years).
Patent [member]
IfrsStatementLineItems [Line Items]
Amortization methods and useful lives			16 years	16 years
Licenses [member]
IfrsStatementLineItems [Line Items]
Amortization methods and useful lives			3 years	3 years
May 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings			$ 2,400,000								£ 1,800,000
August 2022 [Member]
IfrsStatementLineItems [Line Items]
Borrowings			2,200,000								1,600,000
Initial public offering [member]
IfrsStatementLineItems [Line Items]
Loans payable in default			4,600,000								£ 3,400,000
A D Ss And Warrants [Member]
IfrsStatementLineItems [Line Items]
Loans payable in default | $			13,100,000
Debt securities [member]
IfrsStatementLineItems [Line Items]
Issue of convertible instruments			$ 8,800,000	£ 6,500,000
Interest rate for face value of notes			50.00%								50.00%
Notes and debentures issued | $			$ 2
Proceeds from issue of bonds, notes and debentures | $			$ 1
Conversion price for ADSs and Warrants, description			Unless otherwise agreed between the Company and the individual Note holders the outstanding Notes will convert into ADSs and Warrants (at a conversion price of 1 ADS and 2 Warrants per $4.25 of the face value of the converted Notes, plus 5% interest accruing) in May and August 2022, and, if not converted or renegotiated, they will become repayable at their face value (plus 5% interest accruing).	Unless otherwise agreed between the Company and the individual Note holders the outstanding Notes will convert into ADSs and Warrants (at a conversion price of 1 ADS and 2 Warrants per $4.25 of the face value of the converted Notes, plus 5% interest accruing) in May and August 2022, and, if not converted or renegotiated, they will become repayable at their face value (plus 5% interest accruing).
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Proceeds from initial public offering	$ 17,500,000	£ 13,000,000.0
Fee and commission expense	$ 14,500,000	£ 10,700,000
Notes and debentures issued									$ 13,447,012	£ 9,861,405
Nonadjusting Events After Reporting Period [Member]
IfrsStatementLineItems [Line Items]
Cash on hand							$ 12,700,000	£ 9,400,000